DEBT FACILITIES - Long-term Debt (Details)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 214,600,000		$ 241,800,000
Non-current	3,035,500,000		2,804,400,000
U.S. dollar, fixed rate - 3.60% to 4.90%
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 947,000,000.0
Current	18,500,000		17,400,000
Non-current	$ 1,257,900,000		1,176,500,000
U.S. dollar, fixed rate - 3.60% to 4.90% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.60%	3.60%
U.S. dollar, fixed rate - 3.60% to 4.90% | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.90%	4.90%
Canadian dollar, fixed rate - 4.15%
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.15%	4.15%
Notional amount	$ 24,300,000
Current	2,900,000		2,900,000
Non-current	21,400,000		24,200,000
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 350,000,000.0
Current	67,000,000.0		69,700,000
Non-current	405,400,000		443,100,000
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount	29,600,000
Current	5,600,000		5,600,000
Non-current	23,800,000		29,400,000
Other
Disclosure of detailed information about borrowings [line items]
Current	15,200,000		14,100,000
Non-current	47,400,000		58,400,000
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Current	55,700,000		66,100,000
Non-current	241,300,000		164,600,000
Other
Disclosure of detailed information about borrowings [line items]
Current	25,500,000		32,900,000
Non-current	133,400,000		131,400,000
Canadian dollar
Disclosure of detailed information about borrowings [line items]
Current	24,200,000		33,100,000
Non-current	471,900,000		439,900,000
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0		0
Non-current	$ 433,000,000.0		$ 336,900,000